Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [Abstract]
Schedule of Names of Related Parties and Relationship	Names of related parties and relationship
Names of related parties	Relationship with the Company
Koh Sih-Ping (Note)	Other related party
Origin Rise Limited (Note)	Other related party
Asteria Corporation	Shareholder of the Company

Schedule of Interest Expense	The Company’s interest expense and interest payable related to the loan from related parties are as below:
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Interest expense	$253,469	$246,763	$96,987

Schedule of Interest Payable
	December 31, 2023	December 31, 2022
Interest payable	$247,304	$-

Schedule of Key Management Compensation	Key management compensation
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Salaries and other short-term employee benefits	$3,044,064	$1,218,826	$769,956
Post-employment benefits	3,283	815	14,814
Share option expenses	-	-	62,974
	$3,047,347	$1,219,641	$847,744